Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000218613 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218613 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218613 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218613 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218613 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218613 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218613 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218613 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218613 | 233051879 | Xtrackers Harvest CSI 300 China A-Shares ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218613 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218613 | 60934N104 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218613 | 670837103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218613 | 767204100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218613 | 780259305 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218613 | 128030202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218613 | 717081103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218613 | 14174T107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218613 | 099406100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218613 | 267475101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218613 | 16119P108 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000218613 | 46434V761 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218613 | 724078100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000218613 | 816850101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000218613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000218613 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172452 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000172452 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172452 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172452 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172452 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172452 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172452 | 594918104 | Microsoft Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172452 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172452 | 16115Q308 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172452 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172452 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172452 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172452 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000172452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000172452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000172452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000172452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000235579 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235579 | 85472N109 | Stantec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235579 | 86333M108 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235579 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | 336433107 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235579 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235579 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235579 | 98419M100 | Xylem, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235579 | 80687P106 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235579 | 00766T100 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235579 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235579 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000235579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235579 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000235579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000235579 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000235579 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	96.00%